Commitments and Contingencies (Details) member in Thousands, $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($) member Lease_Renewal_Option	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) member Lease_Renewal_Option	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2009
Sale Leaseback Transaction [Line Items]
Rental expense related to leases												$ 44	$ 32	$ 25
Premium revenue	$ 4,029	$ 3,589	$ 3,377	$ 3,304	$ 2,971	$ 2,599	$ 2,317	$ 2,167	$ 1,940	$ 8,024	$ 6,275	13,241	9,023	$ 6,179
Net assets of subsidiaries subject to restrictions	1,299	1,229				859				1,299		1,229	859
Aggregate statutory capital and surplus	1,384	1,350								1,384		1,350
Required minimum statutory capital surplus	854	776								854		776
Parent Company
Sale Leaseback Transaction [Line Items]
Restricted cash and investments	$ 466	$ 612				$ 203				$ 466		$ 612	203
Executive Officer | Employment Contracts
Sale Leaseback Transaction [Line Items]
Automatically extension term															1 year
Period of employment agreements														1 year	1 year
Minimum
Sale Leaseback Transaction [Line Items]
Operating lease terms												5 years
Operating lease renewal options | Lease_Renewal_Option		1										1
Minimum | Executive Officer | Employment Contracts
Sale Leaseback Transaction [Line Items]
Employment agreements terms															1 year
Maximum
Sale Leaseback Transaction [Line Items]
Operating lease terms												10 years
Operating lease renewal options | Lease_Renewal_Option		2										2
Maximum | Executive Officer | Employment Contracts
Sale Leaseback Transaction [Line Items]
Employment agreements terms															3 years
June 2013 Transactions
Sale Leaseback Transaction [Line Items]
Sale leaseback lease term														25 years
June 2013 Transactions | Minimum
Sale Leaseback Transaction [Line Items]
Sale leaseback lease term												16 years 6 months
Lease renewal terms												10 years
June 2013 Transactions | Maximum
Sale Leaseback Transaction [Line Items]
Sale leaseback lease term												25 years
Lease renewal terms												25 years
Termination of hospital management agreement
Sale Leaseback Transaction [Line Items]
Settlement charge		$ 15
Illinois
Sale Leaseback Transaction [Line Items]
Number of members served, approximately (in member) | member		98										98
Premium revenue												$ 397	153	$ 8
Puerto Rico
Sale Leaseback Transaction [Line Items]
Number of members served, approximately (in member) | member		348										348
Premium revenue		$ 192										$ 567	$ 0	$ 0
Approximate premium revenue, monthly												64
Puerto Rico | Collectibility of premium receivables
Sale Leaseback Transaction [Line Items]
Premium revenue being withheld by Commonwealth		$ 12										$ 12